Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements

13. Fair Value Measurements

Asset and liability fair value measurements have been categorized based upon the fair value hierarchy described below:

Level 1—Valuation is based upon quoted market prices for identical instruments in active markets.

Level 2—Valuation is based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the assets or liabilities. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Recurring Fair Value Measurements

As of June 30, 2012 and December 31, 2011, assets and liabilities measured at fair value on a recurring basis, including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Level 1	Level 2	Level 3	Total
June 30, 2012
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$77	$—	$77
Residential CMO securities—nonagency	—	1,842,331	—	1,842,331
Residential MBS—agency	—	281	—	281
Asset-backed securities	—	7,616	—	7,616
Equity securities	221	—	—	221

Total available for sale securities	221	1,850,305	—	1,850,526
Loans held for sale	—	1,105,985	—	1,105,985
Financial liabilities:
FDIC clawback liability	—	—	46,738	46,738
Derivative financial instruments:
Cash flow hedges (Note 12)	—	(146,541)	—	(146,541)
Freestanding derivatives (Note 12)	4,063	(999)	9,383	12,447

	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$104	$—	$104
Residential CMO securities—nonagency	—	1,895,818	—	1,895,818
Residential MBS—agency	—	338	—	338
Asset-backed securities	—	7,477	—	7,477
Equity securities	185	—	—	185

Total available for sale securities	185	1,903,737	—	1,903,922
Loans held for sale	—	761,818	15,462	777,280
Financial liabilities:
FDIC clawback liability	—	—	43,317	43,317
Derivative financial instruments:
Cash flow hedges (Note 12)	—	(133,897)	—	(133,897)
Freestanding derivatives (Note 12)	(6,799)	(4,830)	8,540	(3,089)

Changes in assets and liabilities measured at Level 3 fair value on a recurring basis for the three and six months ended June 30, 2012 and 2011 are as follows:

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
Three Months Ended June 30, 2012
Balance, beginning of period	$—	$(43,694)	$8,814
Total gains (losses) included in earnings for the period	—	(3,044)	569

Balance, end of period	$—	$(46,738)	$9,383

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2012	$—	$(3,044)	$569

Three Months Ended June 30, 2011
Balance, beginning of period	$15,049	$(39,628)	$221
Purchases	—	—	2,700
Issues	—	—	(2,739)
Settlements	(60)	—	35
Total gains (losses) included in earnings for the period	1,117	—	7

Balance, end of period	$16,106	$(39,628)	$224

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2011	$1,117	$—	$42

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
Six Months Ended June 30, 2012
Balance, beginning of period	$15,462	$(43,317)	$8,539
Settlements	(623)	—	—
Transfers out of Level 3	(14,946)	—	—
Total gains (losses) included in earnings for the period	107	(3,421)	844

Balance, end of period	$—	$(46,738)	$9,383

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2012	$107	$(3,421)	$844

Six Months Ended June 30, 2011
Balance, beginning of period	$15,136	$(39,311)	$8,949
Purchases	—	—	4,075
Issues	—	—	(4,114)
Settlements	(137)	—	38
Total gains (losses) included in earnings for the period	1,107	(317)	(8,724)

Balance, end of period	$16,106	$(39,628)	$224

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2011	$1,107	$(317)	$(8,439)

(1)	Net realized and unrealized gains (losses) on loans held for sale are included in gain on sale of loans.
(2)	Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.
(3)	With the exception of changes in the indemnification assets, net realized and unrealized gains (losses) on freestanding derivatives are included in other noninterest income. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.

The Company monitors the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the Company reports the transfer at the end of the reporting period.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a recurring basis at June 30, 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
FDIC clawback liability	$46,738	Discounted cash flow	Servicing cost	$6,272 - $14,219(1)
Indemnification asset	$9,383	Discounted cash flow	Reinstatement rate	5.96% - 67.90%(2)
			Loss duration (in months)	8 - 45(2)
			Loss severity(3)	2.37% - 16.64%(2)

(1)	The range represents the sum of the highest and lowest servicing cost values for all tranches that we use in our valuation process. The servicing cost represents 1% of projected unpaid principal balance (UPB) of the underlying loans.
(2)	The range represents the sum of the highest and lowest values for all tranches that we use in our valuation process.
(3)	Loss severity represents the interest loss severity as a percentage of UPB.

The significant unobservable input used in the fair value measurement of the FDIC clawback liability is servicing cost. Significant increases (decreases) in this input in isolation could result in a significantly lower (higher) fair value measurement. The Company estimates the fair value of the FDIC clawback liability using a discounted cash flow model. The Company enters observable and unobservable inputs into the model to arrive at fair value. Changes in the estimate are primarily driven by changes in the interpolated discount rate (an observable input) and changes in servicing cost as a result of changes in projected UPB. The assumptions are reviewed and updated on a quarterly basis by management.

The significant unobservable inputs used in the fair value measurement of the indemnification asset are the reinstatement rate, loss severity and duration. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. The reinstatement rate is determined by analyzing historical default activity of similar loans, while the loss severity is estimated as the interest rate spread between the note and debenture rate of the government insured loans as well as advance costs that are not reimbursable by the FHA, which is then extrapolated over the expected duration. The Company’s portfolio management is responsible for analyzing and updating the assumptions and cash flow model of the underlying loans on a quarterly basis, which includes corroboration with historical experience.

Loans Held for Sale Accounted for under the Fair Value Option

Following is information on loans held for sale reported under the fair value option at June 30, 2012 and December 31, 2011:

	Total	Nonaccrual
June 30, 2012
Fair value carrying amount	$1,105,985	$—
Aggregate unpaid principal balance	1,052,714	—

Fair value carrying amount less aggregate unpaid principal	$53,271	$—

December 31, 2011
Fair value carrying amount	$777,280	$2,129
Aggregate unpaid principal balance	747,667	2,466

Fair value carrying amount less aggregate unpaid principal	$29,613	$(337)

Differences between the fair value carrying amount and the aggregate unpaid principal balance include changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding and premiums or discounts on acquired loans.

The net gain from initial measurement of the above loans and subsequent changes in fair value was $111,464 and $176,173 for the three and six months ended June 30, 2012, respectively, and $38,569 and $54,384 for the three and six months ended June 30, 2011, respectively, is included in gain on sale of loans. An immaterial portion of the change in fair value was attributable to changes in instrument-specific credit risk.

Non-recurring Fair Value Measurements

Certain assets and liabilities are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These measurements primarily result from assets carried at the lower of cost or fair value or from impairment of individual assets. The carrying value of assets measured at fair value on a non-recurring basis and held at June 30, 2012 and December 31, 2011 and related change in fair value are as follows:

	Level 1	Level 2	Level 3	Total	Change in Fair Value
June 30, 2012
Collateral-dependent loans	$—	$—	$29,582	$29,582	$1,999
Other real estate owned	—	1,200	19,734	20,934	3,885
Mortgage servicing rights (1)	—	—	373,735	373,735	30,135
December 31, 2011
Loans held for sale	$—	$13,010	$—	$13,010	$1,385
Collateral-dependent loans	—	—	62,183	62,183	11,831
Other real estate owned	—	—	46,578	46,578	10,389
Mortgage servicing rights (1)	—	—	445,195	445,195	39,455

(1)	The fair value for mortgage servicing rights represents the value of the impaired strata.

The Company records loans considered to be impaired at the lower of amortized cost or fair value less cost to sell. Fair value is measured as the fair value of underlying collateral for collateral-dependent loans. Other real estate owned is included in other assets in the consolidated balance sheets. The above losses represent write-downs to fair value subsequent to initial classification.

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
Collateral-dependent loans	$29,582	Sales comparison approach	Appraisal value adjustment	0.0% – 67.0%(1)
Other real estate owned	$19,734	Sales comparison approach	Appraisal value adjustment	0.0% – 62.0%(1)
Mortgage servicing rights	$373,735	Discounted cash flow	Prepayment speed	16.3% 21.9%(2)
			Discount rate	9.2% 10.0%(3)

(1)	The range represents the highest and lowest values of adjustments made to market comparable data. Adjustment values are derived from third party appraisals used during the valuation process.
(2)	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the impaired MSR strata.
(3)	The discount rate range represents the highest and lowest values for the impaired MSR strata.

The Company estimates the fair value of collateral-dependent and OREO loans using the sales comparison approach. Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of the Company’s valuation services group reviews the assumptions and approaches utilized in the appraisal. To assess the reasonableness of the fair value, the Company’s valuation services group compares the assumptions to independent data sources such as recent market data or industry-wide statistics.

The fair value of mortgage servicing rights is determined by using a discounted cash flow model to calculate the present value of estimated future net servicing income. The assumptions are a combination of market and Company specific data. On a quarterly basis, the portfolio management group compares the Company’s estimated fair value of the mortgage servicing rights to a third-party valuation as part of the valuation process. Discussions are held between executive management and the independent third-party to discuss the key assumptions used by the respective parties in arriving at those estimates.

Disclosures about Fair Value of Financial Instruments

The following table presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments as of June 30, 2012 and December 31, 2011. This table excludes financial instruments with a short-term or without a stated maturity, prevailing market rates and limited credit risk, where carrying amounts approximate fair value. For financial assets such as cash and due from banks, FHLB restricted stock, and other investments, the carrying amount is a reasonable estimate of fair value. For financial liabilities such as noninterest-bearing demand, interest-bearing demand, and savings and money market deposits, the carrying amount is a reasonable estimate of fair value as these liabilities have no stated maturity.

	June 30, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Investment securities:
Held to maturity	$190,615	$196,382	$—	$196,382	$—
Loans held for sale (1)	2,072,612	2,171,991	—	2,171,991	—
Loans held for investment (2)	7,030,992	7,111,132	—	—	7,111,132
Financial liabilities:
Time deposits	$2,894,148	$2,930,669	$—	$2,930,669	$—
Other borrowings	2,503,636	2,545,991	—	2,545,991	—
Trust preferred securities	103,750	78,274	—	—	78,274

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Financial assets:
Investment securities:
Held to maturity	$189,518	$194,350
Loans held for sale	2,725,286	2,811,917
Loans held for investment (2)	5,856,781	5,862,053
Financial liabilities:
Deposits	$10,265,763	$10,299,977
Other borrowings	1,257,879	1,215,209
Trust preferred securities	103,750	71,597

(1)	The carrying value of loans held for sale excludes $1,105,985 in loans measured at fair value on a recurring basis as of June 30, 2012.
(2)	The carrying value of loans held for investment is net of the allowance for loan loss of $73,233 and $73,999 as of June 30, 2012 and December 31, 2011, respectively. In addition, the carrying values exclude $677,045 and $584,735 of lease financing receivables as of June 30, 2012 and December 31, 2011, respectively.

Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not carried at fair value:

Investment Securities—Fair values are derived from quoted market prices and values from third party pricing services for which management understands the methods used to determine fair value and is able to assess the values. The Company also performs an assessment on the pricing of investment securities received from third party pricing services to ensure that the prices represent a reasonable estimate of fair value. The procedures include, but are not limited to, initial and on-going review of pricing methodologies and trends. The Company has the ability to challenge values and discuss its analysis with the third party pricing service provider in order to ensure that investments are recorded or disclosed at the appropriate fair value.

When the level and volume of trading activity for certain securities has significantly declined and/or when the Company believes that third party pricing may be based in part on forced liquidations or distressed sales, the Company analyzes each security for the appropriate valuation methodology based on a combination of the market approach reflecting third party pricing information and a discounted cash flow approach. In calculating the fair value derived from the income approach, the Company makes certain significant assumptions in addition to those discussed above related to the liquidity risk premium, specific non-performance and default experience in the collateral underlying the security. The values resulting from each approach (i.e., market and income approaches) are weighted to derive the final fair value for each security trading in an inactive market. As of June 30, 2012 and December 31, 2011, management did not make any adjustments to the prices provided by the third party pricing service as a result of illiquid or inactive markets.

Loans Held for Sale—Fair values for loans held for sale valued under the fair value option were derived from quoted market prices or from models using loan characteristics (product type, pricing features and loan maturity dates) and economic assumptions (prepayment estimates and discount rates) based on prices currently offered in secondary markets for similar loans.

Fair values for loans carried at lower of cost or fair value were derived from models using characteristics of the loans (e.g., product type, pricing features and loan maturity dates) and economic assumptions (e.g., prepayment estimates, discount rates and estimated credit losses).

Loans Held for Investment—The fair value of loans held for investment is derived from discounted cash flows and includes an evaluation of the collateral and underlying loan characteristics, as well as assumptions to determine the discount rate such as credit loss and prepayment forecasts, and servicing costs.

Impaired Loans—At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral-dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated at least quarterly for additional impairment and adjusted accordingly.

Other Real Estate Owned—Foreclosed assets are carried at the lower of carrying value or fair value. Foreclosed assets are adjusted to fair value less costs to sell upon transfer of the loans to foreclosed assets. Fair value is generally based upon appraisals or independent market prices that are periodically updated subsequent to classification as OREO. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments on commercial properties are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Residential properties are classified as Level 2 due to higher volumes of comparable sales.

Mortgage Servicing Rights—Mortgage servicing rights are evaluated for impairment on a quarterly basis. If the carrying amount of an individual stratum exceeds fair value, impairment is recorded on that stratum so that the servicing asset is carried at fair value. In addition, a third-party valuation is obtained quarterly. The servicing portfolio has been valued using all relevant positive and negative cash flows including servicing fees; miscellaneous income and float; costs of servicing; the cost of carry of advances; foreclosure losses; and applying certain prevailing assumptions used in the marketplace. Mortgage servicing rights do not trade in an active, open market with readily observable prices. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy.

Time Deposits—The fair value of fixed rate certificates of deposit is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.

Other Borrowings—For advances that bear interest at a variable rate, the carrying amount is a reasonable estimate of fair value. For fixed-rate advances and repurchase agreements, fair value is estimated using quantitative discounted cash flow models that require the use of interest rate inputs that are currently offered for fixed-rate advances and repurchase agreements of similar remaining maturities. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. For hybrid advances, fair value is obtained from an FHLB proprietary model mathematical approximation of the market value of the underlying hedge. The terms of the hedge are similar to the advances.

Trust Preferred Securities—Fair value is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate pricing curves. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company interpolates its own credit spreads in the valuation of these liabilities. Due to the significance of the credit spread in the valuation inputs, trust preferred securities are classified within Level 3 of the hierarchy.

FDIC Clawback Liability—The fair value of the FDIC clawback liability represents the net present value of expected true-up payments due 45 days after the fifth and tenth anniversary of the closing of the Bank of Florida acquisition pursuant to the purchase and assumption agreements between the Company and the FDIC. On the true-up measurement dates, the Company is required to make a true-up payment to the FDIC in an amount equal to 50% of the excess, if any, of (1) 20% of the intrinsic loss estimate (an established figure by the FDIC) less (2) the sum of (a) 25% of the asset discount, (part of the Company’s bid) plus (b) 25% of the cumulative loss share payments plus (c) a 1% servicing fee based on the principal amount of the covered assets over the term (calculated annually based on the average principal amount at the beginning and end of each year and then summed up for a total fee included in the calculation). The liability was discounted using an estimated cost of debt capital, based on an interpolated cost of debt capital of banks with credit quality comparable to the Company’s (using USD US Bank (BBB) BFV Curve index). This liability is considered to be contingent consideration as it requires the return of a portion of the initial consideration in the event contingencies are met. Contingent consideration is re-measured quarterly at fair value with changes reflected in other noninterest income until the contingency is resolved. Due to the nature of the valuation inputs, FDIC clawback liability is classified within Level 3 of the hierarchy.

Cash Flow Hedges—The fair value of interest rate swaps is determined by a third party from a derivative valuation model. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. See Note 12 for additional information on cash flow hedges.

Freestanding Derivatives—Fair values of interest rate lock commitments are derived by using valuation models incorporating current market information or by obtaining market or dealer quotes for instruments with similar characteristics, subject to anticipated loan funding probability or fallout. The fair value of forward sales and optional forward sales commitments is determined based upon the difference between the settlement values of the commitments and the quoted market values of the securities. Fair values of foreign exchange contracts are based on quoted prices for each foreign currency at the balance sheet date. For indexed options and embedded options, the fair value is determined by obtaining market or dealer quotes for instruments with similar characteristics. The fair value of interest rate swaps is determined by a derivative valuation model and obtained from a third party. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. The Company uses a cash flow model to project cash flows for GNMA pool buyouts with and without recourse to determine the fair value for the indemnification asset. Counterparty credit risk is taken into account when determining fair value. See Note 12 for additional information on freestanding derivatives.

25. Fair Value Measurements

As of December 31, 2011 and 2010, assets and liabilities measured at fair value on a recurring basis, including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
2011
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$104	$—	$104
Residential CMO securities—nonagency	—	1,895,818	—	1,895,818
Residential MBS—agency	—	338	—	338
Asset-backed securities	—	7,477	—	7,477
Equity securities	185	—	—	185

	185	1,903,737	—	1,903,922
Loans held for sale	—	761,818	15,462	777,280
Financial liabilities:
FDIC Clawback liability	—	—	43,317	43,317
Derivative financial instruments:
Cash flow hedges (Note 24)	—	(133,897)	—	(133,897)
Freestanding derivatives (Note 24)	(6,799)	(4,830)	8,540	(3,089)

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
2010
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$148	$—	$148
Residential CMO securities—nonagency	—	2,032,663	—	2,032,663
Residential MBS—agency	—	540	—	540
Asset-backed securities	—	8,128	—	8,128
Equity securities	126	—	—	126

	126	2,041,479	—	2,041,605
Loans held for sale	—	1,020,272	15,136	1,035,408
Financial liabilities:
FDIC Clawback liability	—	—	39,311	39,311
Derivative financial instruments:
Cash flow hedges (Note 24)	—	(22,839)	—	(22,839)
Freestanding derivatives (Note 24)	35,645	22,399	8,949	66,993

Following is information on loans held for sale reported under the fair value option at December 31, 2011 and 2010:

	Total	Nonaccrual
2011
Fair value carrying amount	$777,280	$2,129
Aggregate unpaid principal balance	747,667	2,466

Fair value carrying amount less aggregate unpaid principal	$29,613	$(337)

2010
Fair value carrying amount	$1,035,408	$2,072
Aggregate unpaid principal balance	1,031,429	2,533

Fair value carrying amount less aggregate unpaid principal	$3,979	$(461)

Differences between the fair value carrying amount and the aggregate unpaid principal balance include changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding and premiums or discounts on acquired loans.

The net gain from initial measurement of the above loans and subsequent changes in fair value was $171,160, $177,163 and $110,950 for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in gain on sale of loans. An immaterial portion of the change in fair value was attributable to changes in instrument-specific credit risk.

Changes in assets and liabilities measured at Level 3 fair value on a recurring basis for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Asset- Backed Securities	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
Balance, January 1, 2009	$353,495	$8,896	$25,542	$—	$107
Purchases, sales, issuances, and settlements, net	1,140,286	(76)	(1,285)	—	59
Transfers from Level 3 measurements	—	—	(851)	—	—
Total net realized and unrealized gains (losses):
Included in earnings	7,443	—	(1,467)	—	24
Included in other comprehensive income (loss)	31,419	(885)	—	—	—

Balance, December 31, 2009	1,532,643	7,935	21,939	—	190

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Asset- Backed Securities	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
Balance, December 31, 2009	1,532,643	7,935	21,939	—	190
Purchases, sales, issuances, and settlements, net	660,785	(15)	(2,038)	(37,592)	30,764
Transfers from Level 3 measurements	(2,215,306)	(7,889)	(2,100)	—	—
Total net realized and unrealized gains (losses):
Included in earnings	21,938	—	(2,665)	(1,719)	(22,005)
Included in other comprehensive income (loss)	(60)	(31)	—	—	—

Balance, December 31, 2010	—	—	15,136	(39,311)	8,949
Purchases	—	—	—	—	13,902
Sales	—	—	—	—	—
Issuances	—	—	—	—	(5,344)
Settlements	—	—	(1,032)	—	(33)
Transfers from Level 3 measurements	—	—	—	—	(269)
Total net realized and unrealized gains (losses):
Included in earnings	—	—	1,358	(4,006)	(8,665)

Balance, December 31, 2011	$—	$—	$15,462	$(43,317)	$8,540

The Company monitors the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based evaluation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the Company reports the transfer at the end of the reporting period. The Company evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total assets, total liabilities or total earnings.

On September 30, 2010, the Company transferred $2,215,306 and $7,889 of CMO nonagency securities and asset-backed securities, respectively, from Level 3 to Level 2 based upon the availability and significance of observable market data.

During 2010, the Company transferred $2,100 of loans held for sale from level 3 to other real estate owned.

On December 31, 2011, the Company transferred $269 of freestanding derivatives related to market-based deposits from Level 3 to Level 2 based upon increased observed activity levels in relevant commodity and metal option markets.

Net realized and unrealized gains (losses) included in income for the years ended December 31, 2011, 2010 and 2009, are as follows:

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
2011
Net realized gains (losses)	$—	$—	$—	$(287)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	1,358	(4,006)	(8,378)

	$—	$1,358	$(4,006)	$(8,665)

2010
Net realized gains (losses)	$21,938	$(288)	$—	$(136)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	(2,377)	(1,719)	(21,869)

	$21,938	$(2,665)	$(1,719)	$(22,005)

2009
Net realized gains (losses)	$7,443	$(354)	$—	$(59)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	(1,113)	—	83

	$7,443	$(1,467)	$—	$24

Net realized gains on residential CMO securities—nonagency and ABS securities are included in other noninterest income. Net realized and unrealized gains (losses) on loans held for sale are included in gain on sale of loans. Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense. With the exception of changes in the indemnification asset and recourse commitment asset, net realized and unrealized gains (losses) on freestanding derivatives are included in other noninterest income. Changes in the fair value of the indemnification asset and recourse commitment asset are recorded in general and administrative expense.

Fair Value Measurements—Non-recurring Basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These measurements primarily result from assets carried at the lower of cost or fair value or from write-downs of individual assets.

The carrying value of assets measured at fair value on a non-recurring basis and held at December 31, 2011, and 2010 and related loss amounts are as follows:

	Fair Value Measurements Using				Total Losses
	Level 1	Level 2	Level 3	Total
2011
Loans held for sale	$—	$13,010	$—	$13,010	$1,385
Collateral-dependent loans	—	—	62,183	62,183	11,831
Mortgage servicing rights	—	—	445,195	445,195	39,455
Other real estate owned	—	—	46,578	46,578	10,389
2010
Investments held to maturity	$—	$—	$196	$196	$1,738
Collateral-dependent loans	—	—	116,421	116,421	27,651
Other real estate owned	—	—	26,903	26,903	6,701

The Company records loans considered impaired at the lower of amortized cost or fair value. Fair value is measured as the fair value of underlying collateral for collateral-dependent loans. Other real estate owned is included in other assets in the consolidated balance sheets. The amounts above reflect the fair value of the impaired mortgage servicing rights stratas as of December 31, 2011. The above losses represent write-downs to fair value subsequent to initial classification.

As of December 31, 2011 and 2010, the carrying amount and estimated fair value of all financial instruments is disclosed as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$294,981	$294,981	$1,169,221	$1,169,221
Investment securities:
Available for sale	1,903,922	1,903,922	2,041,605	2,041,605
Held to maturity	189,518	194,350	32,928	31,824
Other investments	98,392	98,392	129,056	129,056
Loans held for sale	2,725,286	2,811,917	1,237,665	1,248,285
Loans held for investment	5,856,781	5,862,053	5,556,590	5,668,745

Financial liabilities:
Deposits	$10,265,763	$10,299,977	$9,683,054	$9,576,602
Clawback liability	43,317	43,317	39,311	39,311
Other borrowings	1,257,879	1,215,209	887,389	922,328
Trust preferred securities	103,750	71,597	113,750	79,073
Derivative financial instruments:
Cash flow hedges	(133,897)	(133,897)	(22,839)	(22,839)
Freestanding derivatives	(3,089)	(3,089)	66,993	66,993

The carrying value of loans held for investment is net of the allowance for loan loss of $73,999 and $91,235 as of December 31, 2011 and 2010, respectively. In addition, the carrying values exclude $584,735 and $448,989 of net lease finance receivables as of December 31, 2011 and 2010, respectively.

Other assets on the consolidated balance sheets includes foreclosure claims receivables, servicing advances, margin receivables, accrued interest receivables, income tax receivables, and other financial instruments for all of which the carrying value is a reasonable estimate of fair value. Amounts are not included in the table above.

Other liabilities on the consolidated balance sheet includes accrued interest payables, margin payables, and other financial instruments for all of which the carrying value is a reasonable estimate of fair value. Amounts are not included in the table above.

Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not carried at fair value:

Cash and Cash Equivalents—The carrying amount approximates fair value because of the relatively short time between the origination of the instrument and its expected realization.

Investment Securities—Fair values are derived from quoted market prices and values from pricing services for which management understands the methods used to determine fair value and is able to assess the values. The Company also performs an assessment on the pricing of investment securities received from pricing services to ensure that the prices represent a reasonable estimate of the fair value. The procedures include, but are not limited to, initial and on-going review of pricing methodologies and trends. The Company has the ability to challenge values and discuss its analysis with the pricing service provider in order to ensure that investments are recorded at the appropriate fair value.

When the level and volume of trading activity for certain securities has significantly declined and/or when the Company believes that third party pricing may be based in part on forced liquidations or distressed sales, the Company analyzes each security for the appropriate valuation methodology based on a combination of the market approach reflecting third party pricing information and a discounted cash flow approach. In calculating the fair value derived from the income approach, the Company makes certain significant assumptions in addition to those discussed above related to the liquidity risk premium, specific non-performance and default experience in the collateral underlying the security. The values resulting from each approach (i.e., market and income approaches) are weighted to derive the final fair value for each security trading in an inactive market.

Other Investments—There are generally restrictions on the sale and/or liquidation of other equity investments, including FHLB stock. Fair value of FHLB stock approximates its redemption value.

Loans Held for Sale—Fair values for loans held for sale valued under fair value option were derived from quoted market prices or from models using loan characteristics (product type, pricing features and loan maturity dates) and economic assumptions (prepayment estimates and discount rates) based on prices currently offered in secondary markets for similar loans.

Fair values for loans carried at lower of cost or fair value were derived from models using characteristics of the loans (e.g., product type, pricing features and loan maturity dates) and economic assumptions (e.g., prepayment estimates, discount rates and estimated credit losses).

Loans Held for Investment—The fair value of loans held for investment is derived from discounted cash flows and includes an evaluation of the collateral and underlying loan and lease characteristics, as well as assumptions to determine the discount rate such as credit loss and prepayment forecasts, and servicing costs.

Other Real Estate Owned—Foreclosed assets are carried at the lower of carrying value or fair value. Foreclosed assets are adjusted to fair value less costs to sell upon transfer of the loans to foreclosed assets. Fair value is generally based upon appraisals or independent market prices that are periodically updated subsequent to classification as OREO.

Deposits—The fair value of deposits with no stated maturity, such as noninterest-bearing and interest-bearing demand deposits, savings, and certain money market accounts, is equal to the amount payable on demand at the reporting date. The fair value of fixed rate certificates of deposit is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.

Other Borrowings—For advances that bear interest at a variable rate, the carrying amount is a reasonable estimate of fair value. For fixed-rate advances and repurchase agreements, fair value is estimated using quantitative discounted cash flow models that require the use of interest rate inputs that are currently offered for fixed-rate advances and repurchase agreements of similar remaining maturities. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. For hybrid advances, fair value is obtained from an FHLB proprietary model mathematical approximation of the market value of the underlying hedge. The terms of the hedge are similar to the advances.

Trust Preferred Securities—Fair value is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate pricing curves. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.

Cash Flow Hedges—The fair value of interest rate swaps is determined by a third party from a derivative valuation model. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. See Notes 2 and 24 for additional information on cash flow hedges.

Freestanding Derivatives—Fair values of interest rate lock commitments are derived by using valuation models incorporating current market information or by obtaining market or dealer quotes for instruments with similar characteristics, subject to anticipated loan funding probability or fallout. The fair value of forward sales and optional forward sales commitments is determined based upon the difference between the settlement values of the commitments and the quoted market values of the securities. Fair values of foreign exchange contracts are based on quoted prices for each foreign currency at the balance sheet date. For indexed options and embedded options, the fair value is determined by obtaining market or dealer quotes for instruments with similar characteristics. The fair value of interest rate swaps is determined by a derivative valuation model and obtained from a third party. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. The Company uses established financial performance metrics for a peer group used in a valuation model to estimate the Company’s stock value and corresponding changes in value of the indemnification asset. Counterparty credit risk is taken into account when determining fair value. The Company uses a cash flow model to project cash flows for GNMA pool buyouts with and without recourse to determine the fair value for the recourse commitment asset. See Notes 2 and 24 for additional information on freestanding derivatives.

FDIC Clawback Liability—Fair value of FDIC clawback liability represents the net present value of expected true-up payments due 45 days after the tenth anniversary of the closing of the Bank of Florida acquisition pursuant to the purchase and assumption agreements between the Company and the FDIC.